UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


         PRINCIPAL                                                                      MARKET
           VALUE                                                                         VALUE
      (LOCAL CURRENCY)                        DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
BONDS AND NOTES(a) - 139.1%

                           ARGENTINA - 7.2%
         4,000,000         Banco Hipotecario SA (USD), 9.75%, 11/16/10 .........    $   4,236,840
         2,300,000         Banco Hipotecario SA (USD), 9.75%, 4/27/16 ..........        2,438,000
         4,850,000         Province of Buenos Aires (USD), 9.38%, 9/14/18 ......        4,929,782
        10,455,515         Republic of Argentina (USD), 8.28%, 12/31/33 ........       12,175,447
                                                                                    ---------------
                                                                                       23,780,069
                                                                                    ---------------
                           AUSTRALIA - 5.9%
        11,000,000         Australian Government (AUD), 6.00%, 2/15/17 .........        8,981,912
         5,000,000         New South Wales Treasury Corp. (AUD), 8.00%, 3/01/08         4,099,104
         8,100,000         Queensland Treasury (AUD), 6.00%, 10/14/15 ..........        6,493,889
                                                                                    ---------------
                                                                                       19,574,905
                                                                                    ---------------
                           BRAZIL - 14.4%
        10,000,000         Banco Bradesco SA (BRL), 17.50%, 12/10/07 ...........        5,011,406
         4,000,000         Banco do Brasil SA (USD), 7.95%, 01/23/11(b) ........        4,154,000
         5,750,000         Brazil Citigroup (BRL), 15.00%, 7/02/10 .............        3,157,546
         5,000,000         Brazil NTN - B Note (BRL), 6.00%, 8/15/10 ...........        3,798,238
        25,300,000         Brazil NTN - F Note (BRL), 10.00%, 1/01/12 ..........       11,519,909
        29,603,000         Electropaulo Metropolitan (BRL), 19.13%, 6/28/10 ....       16,667,223
         3,000,000         Isa Capital do Brasil SA (USD), 7.88%, 1/30/12 ......        3,079,200
                                                                                    ---------------
                                                                                       47,387,522
                                                                                    ---------------
                           CANADA - 10.8%
        12,500,000         Canadian Government (CAD), 10.00%, 6/01/08 ..........       11,548,614
         7,000,000         Canadian Government (CAD), 5.25%, 6/01/13 ...........        6,459,342
        15,000,000         Province of Manitoba (NZD), 6.38%, 9/01/15 ..........       10,167,515
        10,965,000         Province of Ontario (NZD), 6.25%, 6/16/15 ...........        7,341,427
                                                                                    ---------------
                                                                                       35,516,898
                                                                                    ---------------
                           CHINA - 1.8%
         5,800,000         Parkson Retail Group Ltd. (USD), 7.88%, 11/14/11 ....        6,090,000
                                                                                    ---------------
                           COLOMBIA - 7.2%
    14,200,000,000         Republic of Colombia (COP), 12.00%, 10/22/15 ........        7,284,861
    14,113,000,000         Republic of Colombia (COP), 11.75%, 3/01/10 .........        6,663,573
         9,100,000         Republic of Colombia (USD), 7.38%, 9/18/37 ..........        9,904,895
                                                                                    ---------------
                                                                                       23,853,329
                                                                                    ---------------
                           DOMINICAN REPUBLIC - 2.6%
         4,550,000         Cerveceria Nacional Dominica (USD), 16.00%, 3/27/12 .        4,811,625
         3,190,000         Dominican Republic (USD), 8.63%, 4/20/27 ............        3,694,020
                                                                                    ---------------
                                                                                        8,505,645
                                                                                    ---------------
                           EL SALVADOR - 1.6%
         4,620,000         Republic of El Salvador (USD), 7.65%, 6/15/35 .......        5,301,450
                                                                                    ---------------
                           FINLAND - 3.0%
         4,581,000         Republic of Finland (GBP), 9.38%, 2/03/10 ...........        9,876,052
                                                                                    ---------------
                           GERMANY - 3.3%
         3,650,000         KfW International Finance (CAD), 4.95%, 10/14/14 ....        3,270,523
        11,000,000         KfW Kredit Wiederaufbau (NZD), 6.00%, 7/15/09 .......        7,587,467
                                                                                    ---------------
                                                                                       10,857,990
                                                                                    ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


         PRINCIPAL                                                                      MARKET
           VALUE                                                                         VALUE
      (LOCAL CURRENCY)                        DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
BONDS AND NOTES(A) - CONTINUED

                           INDONESIA - 8.9%
    63,300,000,000         Indonesian Government (IDR), 11.00%, 10/15/14 .......    $   7,473,978
    11,500,000,000         Indonesian Government (IDR), 11.00%, 12/15/12 .......        1,354,052
   113,000,000,000         Indonesian Government (IDR), 12.50%, 3/15/13 ........       14,114,474
         6,600,000         Republic of Indonesia (USD), 6.63%, 2/17/37 .........        6,534,990
                                                                                    ---------------
                                                                                       29,477,494
                                                                                    ---------------
                           JAMAICA - 1.5%
         4,800,000         Government of Jamaica (USD), 8.00%, 3/15/39 .........        4,791,120
                                                                                    ---------------
                           KAZAKHSTAN - 1.8%
         3,500,000         Kazkommerts International BV (USD), 7.88%, 4/07/14 ..        3,568,530
         2,300,000         TuranAlem Finance BV (USD), 8.00%, 3/24/14 ..........        2,294,250
                                                                                    ---------------
                                                                                        5,862,780
                                                                                    ---------------
                           MEXICO - 6.9%
       166,500,000         Mexican Fixed Rate Bonds (MXN), 8.00%, 12/07/23 .....       15,635,984
        71,355,100         Mexican Fixed Rate Bonds (MXN), 9.50%, 12/18/14 .....        7,199,992
                                                                                    ---------------
                                                                                       22,835,976
                                                                                    ---------------
                           MULTINATIONAL - 16.4%
        17,600,000         Asian Development Bank (AUD), 5.50%, 2/15/16 ........       13,536,699
         8,540,000         Council of Europe (AUD), 5.50%, 8/15/08 .............        6,821,658
        18,800,000         European Investment Bank (NZD), 6.50%, 9/10/14 ......       12,838,624
        11,000,000         European Investment Bank (TRY), 18.50%, 3/20/09 .....        7,959,986
        12,000,000         International Bank Reconstruction &
                              Development (NZD), 6.38%, 7/15/09 ................        8,324,950
         2,240,000         Nordic Investment Bank (GBP), 5.75%, 11/06/08 .......        4,418,512
                                                                                    ---------------
                                                                                       53,900,429
                                                                                    ---------------
                           NETHERLANDS - 2.3%
        11,000,000         Bank Nederlandse Gemeenten NV (NZD), 5.25%, 6/17/09 .        7,465,379
                                                                                    ---------------
                           NORWAY - 2.6%
         4,500,000         Kommunalbanken AS (GBP), 4.75%, 1/28/10 .............        8,661,115
                                                                                    ---------------
                           PERU - 1.5%
        13,900,000         Peru Bono Soberano (PEN), 7.84%, 8/12/20 ............        4,954,427
                                                                                    ---------------
                           RUSSIA - 9.8%
       119,400,000         Dal Capital (Vneshtorgbk) (RUB), 7.00%, 4/13/09 .....        4,654,890
         9,400,000         Evraz Group SA (USD), 8.25%, 11/10/15 ...............        9,798,203
       107,392,087         Red Arrow International Leasing PLC (RUB), 8.38%,
                              3/31/12 ..........................................        4,290,079
         8,600,000         Russian Standard Bank (USD), 8.88%, 12/16/15(c) .....        8,383,108
         4,800,000         UBS (Vimpelcom)  (USD), 8.25%, 5/23/16 ..............        5,130,000
                                                                                    ---------------
                                                                                       32,256,280
                                                                                    ---------------
                           SPAIN - 2.7%
        11,500,000         Instituto de Credito Oficial (AUD), 5.50%, 10/11/12 .        8,908,348
                                                                                    ---------------
                           TURKEY - 7.8%
         8,600,000         Republic of Turkey (USD), 7.00%, 9/26/16 ............        8,758,670
        26,340,000         Turkey, Government of (TRY), 14.00%, 1/19/11 ........       16,847,680
                                                                                    ---------------
                                                                                       25,606,350
                                                                                    ---------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


         PRINCIPAL                                                                      MARKET
           VALUE                                                                         VALUE
      (LOCAL CURRENCY)                        DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
BONDS AND NOTES(A) - CONTINUED

                           UKRAINE - 5.5%
         7,300,000         Alfa Bank Ukraine (USD), 9.75%, 12/22/09 ............    $   7,452,935
         4,900,000         EX-IM Bank of Ukraine (USD), 7.65%, 9/07/11 .........        5,046,510
         5,500,000         Ukraine Government (USD), 6.58%, 11/21/16 ...........        5,582,775
                                                                                    ---------------
                                                                                       18,082,220
                                                                                    ---------------
                           UNITED KINGDOM - 5.2%
         5,000,000         United Kingdom CNVR (GBP), 9.00%, 7/12/11 ...........       11,216,717
         3,000,000         United Kingdom Treasury (GBP), 7.25%, 12/07/07 ......        5,970,168
                                                                                    ---------------
                                                                                       17,186,885
                                                                                    ---------------
                           URUGUAY - 5.2%
         4,200,000         Oriental Republic of Uruguay (USD), 7.63%, 3/21/36 ..        4,656,540
        78,000,000         Oriental Republic of Uruguay (UYU), 4.25%, 4/05/27 ..        3,230,483
       138,620,000         Oriental Republic of Uruguay (UYU), 5.00%, 9/14/18 ..        6,286,556
         2,600,000         Republic of Uruguay (USD), 8.00%, 11/18/22 ..........        2,960,750
                                                                                    ---------------
                                                                                       17,134,329
                                                                                    ---------------
                           VENEZUELA - 3.2%
         5,700,000         Republic of Venezuela (USD), 9.38%, 1/13/34(c) ......        7,368,960
         3,430,000         Republic of Venezuela (EUR), 5.75%, 2/26/16(c) ......        3,218,712
                                                                                    ---------------
                                                                                       10,587,672
                                                                                    ---------------
                           TOTAL BONDS AND NOTES(A) ............................      458,454,664
                                                                                    ---------------
                           (Cost $433,649,085)

WARRANTS - 2.6%

                           ARGENTINA - 2.6%
        11,869,436         Republic of Argentina (USD), 12/15/35(c) ............        1,643,917
        38,700,000         Republic of Argentina (EUR), 12/15/35(c) ............        6,798,181
                                                                                    ---------------
                           TOTAL WARRANTS ......................................        8,442,098
                                                                                    ---------------
                           (Cost $5,622,205)

                           TOTAL INVESTMENTS - 141.7% ..........................      466,896,762
                           (Cost $439,271,290)(d)

                           LOAN OUTSTANDING - (46.5)% ..........................     (153,097,944)
                           NET OTHER ASSETS AND LIABILITIES - 4.8% .............       15,773,030
                                                                                    ---------------
                           NET ASSETS - 100.0% .................................    $ 329,571,848
                                                                                    ===============

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------
         (a)    Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset
                Management Inc. - the Sub-Advisor.
         (b)    Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 1E).
         (c)    Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2007.
         (d)    Aggregate cost for federal income tax and financial reporting purposes.
         AUD    Australian Dollar
         BRL    Brazilian Real
         GBP    British Pound Sterling
         CAD    Canadian Dollar
         COP    Colombian Peso
         EUR    Euro Dollar
         IDR    Indonesian Rupiah
         MYR    Malaysian Ringgit
         MXN    Mexican Peso
         NOK    Norwegian Krone
         NZD    New Zealand Dollar
         PEN    Peruvian New Sol
         RUB    Russian Ruble
         TRY    Turkish Lira
         USD    United States Dollar
         UYU    Uruguayan Peso


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2007 (UNAUDITED)


                   FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                            CONTRACTS TO RECEIVE
         -----------------------------------------------------------
                                                                                         NET                   NET
                                                                                      UNREALIZED           UNREALIZED
                                                                 IN                  APPRECIATION         DEPRECIATION
 EXPIRATION               LOCAL             VALUE IN           EXCHANGE              OF CONTRACTS         OF CONTRACTS
   DATE                  CURRENCY*            U.S. $           FOR U.S. $              U.S. $                 U.S. $
04/26/07          AUD      24,726,464       19,990,644        20,000,000                --                  (9,356)
04/26/07          GBP       7,657,273       15,000,000        15,000,000                --                 --
04/26/07          MYR      34,184,000        9,900,442         9,901,231                --                    (789)
04/26/07          NOK     152,037,750       25,032,695        25,000,000                32,695             --
                                                                                    -----------          -----------
                                                                                        32,695             (10,145)
                                                                                    ===========          ===========


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                            CONTRACTS TO DELIVER
         -----------------------------------------------------------
                                                                                        NET                   NET
                                                                                      UNREALIZED           UNREALIZED
                                                                 IN                  APPRECIATION         DEPRECIATION
 EXPIRATION               LOCAL             VALUE IN           EXCHANGE              OF CONTRACTS         OF CONTRACTS
   DATE                  CURRENCY*            U.S. $           FOR U.S. $              U.S. $                 U.S. $
04/26/07          AUD       1,050,000          848,895           840,735                --                    (8,160)
04/26/07          CAD      25,000,000       21,671,780        21,566,598                --                  (105,182)
04/26/07          NZD      79,400,000       56,616,917        55,888,072                --                  (728,845)
04/26/07          TRY      10,000,000        7,113,539         7,087,524                --                   (26,015)
                                                                                    --------              ------------
                                                                                        --                  (868,202)
                                                                                    --------              ------------
Unrealized Appreciation/(Depreciation) of Forward
  Foreign Currency Contracts ...........................................              32,695                (878,347)
                                                                                    ========              ============
Net Unrealized Appreciation/(Depreciation) of Forward
  Foreign Currency Contracts ...........................................                                    (845,652)
                                                                                                          ============


* Please see page 4 for currency descriptions.

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS+*
MARCH 31, 2007 (UNAUDITED)


PORTFOLIO COMPONENTS - BY COUNTRY


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Multinational      11.5%
Brazil             10.1%
Canada              7.6%
Russia              6.9%
Argentina           6.9%
Indonesia           6.3%
Turkey              5.5%
Colombia            5.1%
Mexico              4.9%
Australia           4.2%
Ukraine             3.9%
United Kingdom      3.7%
Uruguay             3.7%
Germany             2.3%
Venezuela           2.3%
Finland             2.1%
Spain               1.9%
Norway              1.9%
Dominican Republic  1.8%
Netherlands         1.6%
China               1.3%
Kazakhstan          1.3%
El Salvador         1.1%
Peru                1.1%
Jamaica             1.0%


PORTFOLIO COMPONENTS - BY INDUSTRY


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Foreign Government Bonds           54.1%
Supranational Bank                 11.5%
Commercial Banks                    8.1%
Special Purpose Banks               8.1%
Regional Authority                  7.1%
Electric Utilities                  3.6%
Steel Producers                     2.1%
Retail                              1.3%
Telecommunications                  1.1%
Import/Export Bank                  1.1%
Beverages                           1.0%
Diversified Financial Services      0.9%


         + Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.
         * Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determinedby Aberdeen Asset Management Inc. - the Sub-Advisor.


Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                 MARCH 31, 2007


         1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") determines the net asset value ("NAV") of its Common Shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is computed by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding preferred shares, if any, from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                 MARCH 31, 2007

E. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of March 31, 2007, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                             PAR VALUE         3/31/07                           3/31/07
                            ACQUISITION       (LOCAL          MARKET VALUE                       MARKET       % OF
SECURITY                       DATE          CURRENCY)         PER UNIT         3/31/07 COST     VALUE      NET ASSETS
Banco do Brasil SA (USD)      1/13/06        $4,000,000         $103.85         $4,000,000    $ 4,154,000     1.26%

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,477,744 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $852,272.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.